DERIVATIVES, Designated Derivative Assets (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Instrument $ / €	Dec. 31, 2019 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ 6,285	$ 4,824
Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ 6,300	$ 4,800
Designated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Contract notional amount	$ 53,640
Designated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	6,285
Gain recognized in accumulated comprehensive loss, net of deferred tax	$ 5,482
Designated Derivatives [Member] | Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Maturity date	Nov. 26, 2025
Contracted fixed conversion rate to U.S. Dollar | $ / €	1.3068
Contract notional amount	$ 53,640
Gain recognized in accumulated comprehensive loss, net of deferred tax	5,482
Designated Derivatives [Member] | Cross Currency Swap Contract [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	6,266
Accrued rent	$ 19